Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets valuation allowances
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 47,951	$ 43,373	$ 42,579
Additions	9,909	12,132	794
Deductions	1,224	7,554
Balance at end of period	56,636	47,951	43,373
Accounts receivable allowances
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	190	164	409
Additions	95	117	38
Deductions	154	91	282
Balance at end of period	131	190	164
Warranty accrual
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	105	185	150
Additions	44	24	35
Deductions	40	104
Balance at end of period	$ 109	$ 105	$ 185